Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2024
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2024	2023

Utility deposits	$19	$15
Other receivables	225	63
Other prepayments	227	241
Other receivables, prepayments and deposits, net	$471	$319